                        INTEGRITY LIFE INSURANCE COMPANY
                             515 West Market Street
                           Louisville, Kentucky 40202



May 3, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:      Separate Account II of Integrity Life Insurance Company
         Rule 497(j) Prospectus and Statement of Additional Information Filing Registration No. 33-51268

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant's post-effective amendment number 14 to its Registration Statement on Form N-4, which was filed electronically on April 28, 2000.


Sincerely,


/s/ Kevin L. Howard